Deferred Revenue (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 2,766	$ 8,144
Deferred Revenue, Non-current	89	0
PRC Government stockpiling purchase of H5N1 vaccines [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	0	6,549
Deferred Revenue, Non-current	89	0
Advances from customers [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 2,766	$ 1,595